Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 23, 2018	Mar. 31, 2018	Mar. 23, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Subsequent events
Options granted (in shares)				5,435,000	14,778,000
Exercise price per share				$ 0.5660	$ 0.2883
Contractual term of option granted				7 years 9 months 4 days	8 years 6 months 15 days	8 years 8 months 23 days
RSUs
Subsequent events
Granted (in shares)				4,820,000
Subsequent event
Subsequent events
Contractual term of option granted		10 years
Facility term (in years)			2 years
Principal amount			$ 13.0
Draw down of debt	$ 4.3
Subsequent event | Beijing Dasheng Zhixing Technology Co., Ltd
Subsequent events
Maximum limit claim			$ 16.5
Joint and several liability term			2 years
Subsequent event | 3-month LIBOR
Subsequent events
Annual interest rate			4.36%
2016 Plan | Subsequent event
Subsequent events
Shares authorized to grant (in shares)							13,653,209
Granted (in shares)		1,192,000
Pre-IPO Plans | Subsequent event
Subsequent events
Options granted (in shares)		120,000
Exercise price per share		$ 0.34